Summary of Significant Accounting Policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013	Jan. 29, 2013
Goodwill and Other Intangibles
Goodwill impairment charges	$ 0	$ 0	$ 0
Indefinite-lived intangible assets impairment charges	0	0	0
Advertising Expenses
Advertising costs	145,300	114,400	89,900
Research and Development Expenses
Research and development expense	$ 32,000	$ 29,900	$ 29,900
Minimum
Equity Method Investments
Ownership percentage	20.00%
Maximum
Equity Method Investments
Ownership percentage	50.00%
2010 Program | Common Stock
Shares Repurchases
Stock repurchased (in shares)			1.2
Average price of shares repurchased (in dollars per share)	$ 39.67
2013 Program | Common Stock
Shares Repurchases
Stock repurchased (in shares)	0.4	1.3	0.6
Average price of shares repurchased (in dollars per share)	$ 62.32	$ 46.87	$ 42.54
Number of shares authorized to be repurchased (in shares)				10.0
Buildings | Minimum
Estimated useful life	20 years
Buildings | Maximum
Estimated useful life	40 years
Machinery and equipment | Minimum
Estimated useful life	5 years
Machinery and equipment | Maximum
Estimated useful life	10 years